Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues:
Revenues				¥ 4,974,757	¥ 4,564,650
Revenues		¥ 4,981,705	$ 724,559
Operating income (loss):
Total consolidated operating income (loss)		467,222	67,955	446,880	(12,448)
Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		552,340	80,335	520,196	293,701
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(85,118)	(12,380)	(73,316)	(306,149)
Utility Products and Related Services [Member]
Revenues:
Revenues				3,439,563	3,870,995
Revenues		3,119,483	453,711
Utility Products and Related Services [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		1,034,968	150,530	979,447	843,518
Mobile Entertainment [Member]
Revenues:
Revenues				1,496,443	693,195
Revenues		1,778,867	258,725
Mobile Entertainment [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		(312,515)	(45,453)	(417,350)	(531,989)
Others [Member]
Revenues:
Revenues				38,751	460
Revenues		83,355	12,123
Others [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		¥ (170,113)	$ (24,742)	¥ (41,901)	¥ (17,828)

[1]	Unallocated items include share-based compensation which are not allocated to segments.